SAIF SECURITIZATION TRUST 2025-CES1 ABS-15G

Exhibit 99.3 - Schedule 4

Sage Unique Identifier	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
SAIF2025CES1049	xxxx	xxxx		Evolve Mortgage_Full Review - Sept-23	Qualifying Housing Debt Income Ratio	diligenceFinalLookPage	xxxx	xxxx